CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUE
Sales	$ 2,846,437	$ 712,198	$ 4,065,884	$ 2,173,684	$ 2,848,913	$ 1,210,242
Total revenue	2,846,437	712,198	4,065,884	2,173,684
Cost of Sales					1,330,441	734,428
Cost of goods sold	2,151,088	269,763	2,794,927	850,249
Gross Profit	695,349	442,435	1,270,957	1,323,435	1,518,472	475,814
OPERATING EXPENSES
General and administrative expenses	2,784,102	694,627	5,272,073	2,484,612
Officers compensation					415,000	497,000
Professional and consulting fees					962,481	1,260,343
Royalties					497,253	198,002
Fulfillment					536,255	0
Marketing and advertising					801,445	512,707
Occupancy costs					121,579	115,759
Travel and entertainment					41,208	319,483
Investor relations					525,448	415,130
Provision for doubtful accounts					57,104	26,513
Other					758,791	462,174
Selling and marketing	1,256,589	385,709	1,659,956	926,759
Total operating expenses	4,040,691	1,080,336	6,932,029	3,411,371	4,716,564	3,807,111
Loss from operations	(3,345,342)	(637,901)	(5,661,072)	(2,087,936)	(3,198,092)	(3,331,297)
Other income (expense):
Gain on forgiveness of PPP loan	0	0	28,458	0
Interest and amortization expense	(452,539)	0	(483,293)	0
Loss on investment in and receivable from Can B Corp	0	(557,307)	0	483,472	(483,472)	0
Loss from continuing operations					(3,681,564)	(3,331,297)
Other expense, net	(22,708)	0	(22,708)	0
Loss (income) from continuing operations attributable to noncontrolling interests in subsidiaries and variable interest entity					109,962	424,599
Total other income (expense)	(475,247)	(557,307)	(477,543)	(483,472)
Loss from continuing operations attributable to Iconic Brands, Inc.					(3,571,602)	(2,906,698)
Loss from operations of discontinued subsidiary						(487,007)
Loss from discontinued operations attributable to noncontrolling interest in discontinued subsidiary					0	238,633
Loss on sale of discontinued subsidiary					0	(798,839)
Loss on discontinued operation					0	(1,047,213)
Net loss	(3,820,589)	(1,195,208)	(6,138,615)	(2,571,408)	(3,571,602)	(2,906,698)
Net (loss) income attributable to noncontrolling interests in subsidiaries	(163,024)	23,893	(138,078)	37,321
Net (loss) attributable to Iconic Brands, Inc.	$ (3,657,565)	$ (1,219,101)	$ (6,000,537)	$ (2,608,729)	$ (3,571,602)	$ (3,953,911)
Net loss per common share - basic and diluted:
Continuing operations					$ (0.22)	$ (0.27)
Discontinued operations					0	(0.10)
Basic and diluted loss per share	$ (0.05)	$ (0.07)	$ (0.18)	$ (0.16)	$ (0.22)	$ (0.37)
Weighted average number of shares outstanding	69,757,489	16,268,881	34,394,031	16,066,664	16,367,218	10,818,233